Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Share capital - par value	€ (322)	€ (319)
Share premium	7,731	7,873	€ 8,059	€ 8,270
Total share capital	322	319	328
Treasury shares	(325)	(190)	(269)
Revaluation reserves	4,920	5,381
Remeasurement of defined benefit plans	(1,669)	(1,820)
Other reserves	(390)	1,347	1,283	(86)
Group equity	24,102	24,341	26,250	€ 27,683
Shareholders of Aegon NV [member]
Summary of issued share capital and reserves attributable to shareholders [Line Items]
Share capital - par value	322	319	328
Share premium	7,731	7,873	8,059
Total share capital	8,053	8,193	8,387
Retained earnings	9,699	7,609	8,100
Treasury shares	(325)	(190)	(269)
Total retained earnings	9,374	7,419	7,832
Revaluation reserves	4,920	5,381	6,471
Remeasurement of defined benefit plans	(1,669)	(1,820)	(1,532)
Other reserves	(390)	1,347	1,283
Group equity	€ 20,288	€ 20,520	€ 22,441